UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                             811-08457

Exact name of registrant as specified in charter:               Delaware Group Foundation Funds

Address of principal executive offices:                         2005 Market Street
                                                                Philadelphia, PA 19103

Name and address of agent for service:                          David F. Connor, Esq.
                                                                2005 Market Street
                                                                Philadelphia, PA 19103

Registrant's telephone number, including area code:             (800) 523-1918

Date of fiscal year end:                                        September 30

Date of reporting period:                                       December 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Aggressive Allocation Portfolio (formerly Delaware Growth Allocation
-----------------------------------------------------------------------------
Portfolio)
----------

December 31, 2005
                                                                                                      Number of         Market
                                                                                                      Shares            Value
Affiliated Investment Companies - 92.58%
Equity Funds - 79.21%*
Delaware Group Equity Funds II - Delaware Value Fund                                                   1,087,046        $12,185,784
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                        1,726,520         11,826,663
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              46,508            515,776
Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund                                                                        101,981          1,795,887
   Delaware International Value Equity Fund                                                              352,251          6,248,931
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 126,023          3,413,965
                                                                                                                          ---------
                                                                                                                         35,987,006
                                                                                                                         ----------
Fixed Income Funds - 13.37%*
Delaware Group Government Funds - Delaware American Government Bond Fund                                 425,548          3,208,632
Delaware Group Income Funds -
   Delaware Corporate Bond Fund                                                                          308,437          1,733,414
   Delaware High-Yield Opportunities Fund                                                                212,602            903,560
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      27,796            229,869
                                                                                                                            -------
                                                                                                                          6,075,475
                                                                                                                          ---------
Total Affiliated Investment Companies (cost $35,033,800)                                                                 42,062,481
                                                                                                                         ----------

                                                                                                      Principal
                                                                                                      Amount
Repurchase Agreements - 7.86%
With BNP Paribas 3.30% 1/3/06
(dated 12/30/05, to be repurchased at $2,256,827,
collateralized by $46,000 U.S. Treasury Bills
due 1/26/06, market value $46,205,
$32,000 U.S. Treasury Bills
due 2/23/06, market value $31,585,
$63,000 U.S. Treasury Bills
due 5/4/06, market value $61,809,
$417,000 U.S. Treasury Bills
due 6/1/06, market value $410,283,
$1,170,000 U.S. Treasury Bills
due 6/29/06, market value $1,145,969,
$415,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $400,614,
$208,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $205,683)                                                                   $2,256,000          2,256,000

With UBS Warburg 3.40% 1/3/06
(dated 12/30/05, to be repurchased at $1,317,498,
collateralized by $153,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $152,126,
$1,152,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $1,192,409)                                                                  1,317,000          1,317,000
                                                                                                                          ---------
Total Repurchase Agreements (cost $3,573,000)                                                                             3,573,000
                                                                                                                          ---------

Total Market Value of Securities - 100.44%
   (cost $38,606,800)                                                                                                    45,635,481
Liabilities Net of Receivables and Other Assets (See Notes) - (0.44%)                                                     (201,751)
                                                                                                                          ---------
Net Assets Applicable to 4,506,544 Shares Outstanding - 100.00%                                                         $45,433,730
                                                                                                                        -----------

+Non-income producing security for the period ended December 31, 2005. *Institutional Class Shares.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Aggressive Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments - At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                         $39,285,792
                                            -----------
Aggregate unrealized appreciation           $ 6,455,787
Aggregate unrealized depreciation              (106,097)
                                            -----------
Net unrealized appreciation                 $ 6,349,690
                                            -----------

Schedule of Investments (Unaudited)

Delaware Conservative Allocation Portfolio (formerly Delaware Income Allocation
-------------------------------------------------------------------------------
Portfolio)
----------

December 31, 2005

                                                                                                      Number of          Market
                                                                                                      Shares             Value
Affiliated Investment Companies - 94.42%
Equity Funds - 43.79%*
Delaware Group Equity Funds II - Delaware Value Fund                                                     615,316         $6,897,693
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                          626,498          4,291,509
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              28,004            310,562
Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund                                                                         14,884            262,111
   Delaware International Value Equity Fund                                                               68,823          1,220,925
Delaware Pooled Trust - Delaware REIT Fund                                                                    23                436
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  39,864          1,079,918
                                                                                                                          ---------
                                                                                                                         14,063,154
                                                                                                                         ----------
Fixed Income Funds - 50.63%*
Delaware Group Government Funds - Delaware American Government Bond Fund                               1,165,084          8,784,734
Delaware Group Income Funds -
   Delaware Corporate Bond Fund                                                                          543,994          3,057,249
   Delaware High-Yield Opportunities Fund                                                                766,249          3,256,559
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     140,522          1,162,117
                                                                                                                           --------
                                                                                                                         16,260,659
                                                                                                                         ----------
Total Affiliated Investment Companies (cost $28,056,800)                                                                 30,323,813
                                                                                                                         ----------

                                                                                                      Principal
                                                                                                      Amount
Repurchase Agreements - 6.22%
With BNP Paribas 3.30% 1/3/06
(dated 12/30/05, to be repurchased at $1,260,462,
collateralized by $26,000 U.S. Treasury Bills
due 1/26/06, market value $25,812,
$18,000 U.S. Treasury Bills
due 2/23/06, market value $17,644,
$35,000 U.S. Treasury Bills
due 5/4/06, market value $34,528,
$233,000 U.S. Treasury Bills
due 6/1/06, market value $229,198,
$654,000 U.S. Treasury Bills
due 6/29/06, market value $640,177,
$232,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $223,797,
$116,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $114,902)                                                                   $1,260,000          1,260,000

With UBS Warburg 3.40% 1/3/06
(dated 12/30/05, to be repurchased at $736,278,
collateralized by $85,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $84,983,
$644,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $666,120)                                                                      736,000            736,000
                                                                                                                            -------
Total Repurchase Agreements (cost $1,996,000)                                                                             1,996,000
                                                                                                                          ---------

Total Market Value of Securities - 100.64%
   (cost $30,052,800)                                                                                                    32,319,813
Liabilities Net of Receivables and Other Assets (See Notes) - (0.64%)                                                     (203,998)
                                                                                                                          ---------
Net Assets Applicable to 3,625,339 Shares Outstanding - 100.00%                                                         $32,115,815
                                                                                                                        -----------

+Non-income producing security for the period ended December 31, 2005. *Institutional Class Shares.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Conservative Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments - At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                         $30,182,870
                                            -----------
Aggregate unrealized appreciation           $ 2,229,912
Aggregate unrealized depreciation               (92,969)
                                            -----------
Net unrealized appreciation                 $ 2,136,943
                                            -----------

For federal income tax purposes, at September 30, 2005, capital loss carryforwards of $1,039,522 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $454,675 expires in 2010, $98,581 expires in 2011, and $486,266 expires in 2012.

Schedule of Investments (Unaudited)

Delaware Moderate Allocation Portfolio (formerly Delaware Balanced Allocation
-----------------------------------------------------------------------------
Portfolio)
----------

December 31, 2005

                                                                                                      Number of         Market
                                                                                                      Shares            Value
Affiliated Investment Companies - 94.05%
Equity Funds - 65.00%*
Delaware Group Equity Funds II - Delaware Value Fund                                                     902,068        $10,112,182
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                        1,120,111          7,672,762
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              31,164            345,609
Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund                                                                         46,489            818,675
   Delaware International Value Equity Fund                                                              168,494          2,989,077
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  67,212          1,820,781
                                                                                                                          ---------
                                                                                                                         23,759,086
                                                                                                                         ----------
Fixed Income Funds - 29.05%*
Delaware Group Government Funds - Delaware American Government Bond Fund                                 766,437          5,778,936
Delaware Group Income Funds -
   Delaware Corporate Bond Fund                                                                          442,457          2,486,608
   Delaware High-Yield Opportunities Fund                                                                106,584            452,984
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     229,810          1,900,527
                                                                                                                          ---------
                                                                                                                         10,619,055
                                                                                                                         ----------
Total Affiliated Investment Companies (cost $29,290,289)                                                                 34,378,141
                                                                                                                         ----------
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 6.22%
With BNP Paribas 3.30% 1/3/06
(dated 12/30/05, to be repurchased at $1,436,527,
collateralized by $29,000 U.S. Treasury Bills
due 1/26/06, market value $29,420,
$20,000 U.S. Treasury Bills
due 2/23/06, market value $20,111,
$40,000 U.S. Treasury Bills
due 5/4/06, market value $39,355,
$266,000 U.S. Treasury Bills
due 6/1/06, market value $261,235,
$745,000 U.S. Treasury Bills
due 6/29/06, market value $729,661,
$264,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $255,079,
$133,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $130,963)                                                                   $1,436,000          1,436,000

With UBS Warburg 3.40% 1/3/06
(dated 12/30/05, to be repurchased at $839,317,
collateralized by $97,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $96,861,
$734,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $759,230)                                                                      839,000            839,000
                                                                                                                            -------
Total Repurchase Agreements (cost $2,275,000)                                                                             2,275,000
                                                                                                                          ---------

Total Market Value of Securities - 100.27%
   (cost $31,565,289)                                                                                                    36,653,141
Liabilities Net of Receivables and Other Assets (See Notes) - (0.27%)                                                     (100,111)
                                                                                                                          ---------
Net Assets Applicable to 3,730,431 Shares Outstanding - 100.00%                                                         $36,553,030
                                                                                                                        -----------

+Non-income producing security for the period ended December 31, 2005. *Institutional Class Shares.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Moderate Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments - At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                         $31,968,189
                                            -----------
Aggregate unrealized appreciation           $ 4,793,349
Aggregate unrealized depreciation              (108,397)
                                            -----------
Net unrealized appreciation                 $ 4,684,952
                                            -----------

For federal income tax purposes, at September 30, 2005, capital loss carryforwards of $1,234,331 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,234,331 expires in 2012.

Item 2. Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Foundation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  March 1, 2006

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Foundation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP FOUNDATION FUNDS

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 1, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 1, 2006

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2006